Note 9 - Financial Instruments - Liquidity Risk (Details) - CAD ($) $ in Thousands		Dec. 31, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Trade and other payables		$ 760,659	$ 594,732
Total borrowings		716,133	543,504
Gas, electricity and non-commodity contracts, carrying amount		91,237	138,159
Liquidity risk [member]
Statement Line Items [Line Items]
Trade and other payables		760,659	621,148
Trade and other payables, undiscounted cash flows		760,659	621,148
Total borrowings	[1]	716,133	543,504
Long-term debt, undiscounted cash flows	[1]		575,525
Gas, electricity and non-commodity contracts, carrying amount		91,237	138,159
Gas, electricity and non-commodity contracts, undiscounted cash flows		3,596,873	3,171,037
Total, carrying amount		1,568,029	1,302,811
Total, undiscounted cash flows		4,357,532	4,367,710
Liquidity risk [member] | Not later than one year [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows		760,659	621,148
Long-term debt, undiscounted cash flows	[1]		122,115
Gas, electricity and non-commodity contracts, undiscounted cash flows		633,606	1,867,389
Total, undiscounted cash flows		1,394,265	2,610,652
Liquidity risk [member] | Later than one year and not later than three years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]		193,410
Gas, electricity and non-commodity contracts, undiscounted cash flows		2,388,039	1,202,949
Total, undiscounted cash flows		2,388,039	1,396,359
Liquidity risk [member] | Later than four years and not later than five years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]		260,000
Gas, electricity and non-commodity contracts, undiscounted cash flows		448,570	69,658
Total, undiscounted cash flows		448,570	329,658
Liquidity risk [member] | Later than five years [member]
Statement Line Items [Line Items]
Trade and other payables, undiscounted cash flows
Long-term debt, undiscounted cash flows	[1]
Gas, electricity and non-commodity contracts, undiscounted cash flows		126,658	31,041
Total, undiscounted cash flows		$ 126,658	$ 31,041

[1]	Included in long-term debt are the 6.75% $100M convertible debentures, 6.75% $160M convertible debentures, 6.5% convertible bonds and 5.75% convertible debentures, which may be settled through the issuance of shares at the option of the holder or Just Energy upon maturity.